Derivative Financial Instruments - Outstanding Derivative Contracts Entered into Hedge Forecasted Purchases and Future Cash Receipts (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	$ 160,074	$ 279,655
Fair Value	4,620	7,496
Inventory Commodity [Member] | United States dollars [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	151,234	262,798
Fair Value	4,378	7,906
Inventory Commodity [Member] | Minimum [Member] | United States dollars [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity	2013-05	2012-11
Inventory Commodity [Member] | Maximum [Member] | United States dollars [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity	2014-10	2013-10
Accounts receivable Commodity [Member] | British pounds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	8,840	16,857
Fair Value	$ 242	$ (410)
Accounts receivable Commodity [Member] | Minimum [Member] | British pounds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity	2013-05	2012-11
Accounts receivable Commodity [Member] | Maximum [Member] | British pounds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity	2013-10	2013-10